Shareholders’ (Deficiency) Equity (Details) - Schedule of the Status of Options and Changes - Employees [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Shareholders’ (Deficiency) Equity (Details) - Schedule of the Status of Options and Changes [Line Items]
Number of options at the beginning of year | shares	8,237,794
Weighted average exercise price Outstanding at beginning of year | $ / shares	$ 5.77
Aggregate intrinsic value Outstanding at beginning of year | $	$ 2,588
Weighted average remaining contractual life (years) beginning of year	7 years 2 months 26 days
Number of options Granted | shares	3,520,111
Weighted average exercise price Granted | $ / shares	$ 3.47
Number of options Exercised | shares	(43,560)
Weighted average exercise price Exercised | $ / shares	$ 1.1
Number of options Forfeited and cancelled | shares	(1,193,571)
Weighted average exercise price Forfeited and cancelled | $ / shares	$ 5.68
At the end of year | shares	10,520,774
Weighted average exercise price Outstanding at end of year | $ / shares	$ 5.03
Aggregate intrinsic value Outstanding at end of year | $	$ 2,264
Weighted average remaining contractual life (years) Outstanding at end of year	7 years 29 days
Number of options Exercisable options | shares	6,460,049
Weighted average exercise price Exercisable options | $ / shares	$ 4.6
Aggregate intrinsic value Exercisable options | $	$ 2,264
Weighted average remaining contractual life (years) Exercisable options	6 years 7 days